SCHEDULE II Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful accounts
Allowance for valuation and qualifying accounts
Balance at Beginning of Period	$ 17.0	$ 20.0	$ 11.2
Additions	9.1	6.4	9.3
Other	0.0	(0.4)	(0.2)
Deductions	(2.3)	(9.0)	(0.3)
Balance at End of Period	23.8	17.0	20.0
Tax-Related valuation allowance
Allowance for valuation and qualifying accounts
Balance at Beginning of Period	107.3	178.7	241.2
Additions	(11.7)	(71.4)	(62.5)
Balance at End of Period	$ 95.6	$ 107.3	$ 178.7